Financial assets and liabilities analysis per instrument class and strategy (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 72,163	$ 62,452	$ 62,133
Total non-financial assets	170,468	168,526	162,351
Total assets	242,631	230,978	224,484
Fair value, financial assets	72,163	62,452	62,133
Total financial liabilities	(89,295)	(90,157)	(87,965)
Total non-financial liabilities	(153,336)	(140,821)	(136,519)
Total liabilities	(242,631)	(230,978)	(224,484)
Fair value, financial liabilities	(90,840)	(91,258)	(88,795)
Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(41,340)	(43,067)	(44,464)
Fair value, financial liabilities	(42,886)	(44,168)	(45,294)
Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(26,479)	(23,227)	(20,928)
Fair value, financial liabilities	(26,479)	(23,227)	(20,928)
Impact of offsetting on accounts payable	3,471	1,828	1,044
Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(10,135)	(9,616)	(9,914)
Fair value, financial liabilities	(10,135)	(9,616)	(9,914)
Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(11,096)	(13,920)	(12,488)
Fair value, financial liabilities	(11,095)	(13,920)	(12,488)
Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(245)	(327)	(171)
Fair value, financial liabilities	(245)	(327)	(171)
Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	5,135	4,718	4,378
Fair value, financial assets	5,135	4,718	4,378
Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,727	1,133	1,241
Fair value, financial assets	1,727	1,133	1,241
Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	679	908	1,219
Fair value, financial assets	679	908	1,219
Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,815	4,117	4,298
Fair value, financial assets	3,815	4,117	4,298
Accounts receivable, net
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	14,893	12,213	10,629
Fair value, financial assets	14,893	12,213	10,629
Impact of offsetting on accounts receivable	(3,471)	(1,828)	(1,044)
Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	9,336	10,218	10,909
Fair value, financial assets	9,336	10,218	10,909
Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,393	4,548	6,190
Fair value, financial assets	3,393	4,548	6,190
Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	33,185	24,597	23,269
Fair value, financial assets	33,185	24,597	23,269
Financial instruments related to financing and operational activities | Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(25,395)	(20,888)	(16,040)
Financial instruments related to financing and operational activities | Amortized cost | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(18,470)	(11,188)	(7,810)
Financial instruments related to financing and operational activities | Amortized cost | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(6,925)	(9,700)	(8,230)
Financial instruments related to financing and operational activities | Fair value | Hedging of Financial Debt (Fair value hedge)
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(1,108)	(3,219)	(3,018)
Financial instruments related to financing and operational activities | Fair value | Hedging of Financial Debt (Fair value hedge) | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(951)	(3,007)	(2,891)
Financial instruments related to financing and operational activities | Fair value | Hedging of Financial Debt (Fair value hedge) | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(157)	(212)	(127)
Financial instruments related to financing and operational activities | Fair value | Cash flow hedge
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(131)	(751)	(104)
Financial instruments related to financing and operational activities | Fair value | Cash flow hedge | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(131)	(644)	(1)
Financial instruments related to financing and operational activities | Fair value | Cash flow hedge | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities		(107)	(103)
Financial instruments related to financing and operational activities | Fair value | Held for trading
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(1,902)	(2,121)	(1,653)
Financial instruments related to financing and operational activities | Fair value | Held for trading | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(20)	(5)
Financial instruments related to financing and operational activities | Fair value | Held for trading | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(1,794)	(2,001)	(1,609)
Financial instruments related to financing and operational activities | Fair value | Held for trading | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(88)	(115)	(44)
Financial instruments related to financing and operational activities | Fair value | Financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(25,939)	(32,443)	(38,020)
Financial instruments related to financing and operational activities | Fair value | Financial debt | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(21,768)	(28,223)	(33,762)
Financial instruments related to financing and operational activities | Fair value | Financial debt | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(4,171)	(4,220)	(4,258)
Other financial instruments | Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(34,820)	(30,735)	(29,130)
Other financial instruments | Amortized cost | Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(26,479)	(23,227)	(20,928)
Other financial instruments | Amortized cost | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(8,341)	(7,508)	(8,202)
Amortized cost | Financial instruments related to financing and operational activities
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	11,870	13,182	14,534
Amortized cost | Financial instruments related to financing and operational activities | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	5,135	4,718	4,378
Amortized cost | Financial instruments related to financing and operational activities | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,765	4,051	4,298
Amortized cost | Financial instruments related to financing and operational activities | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,970	4,413	5,858
Amortized cost | Other financial instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	55,425	44,599	41,419
Amortized cost | Other financial instruments | Accounts receivable, net
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	14,893	12,213	10,629
Amortized cost | Other financial instruments | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	7,347	7,789	7,521
Amortized cost | Other financial instruments | Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	33,185	24,597	23,269
Fair value | Financial instruments related to financing and operational activities | Hedging of Financial Debt (Fair value hedge)
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	509	757	1,295
Fair value | Financial instruments related to financing and operational activities | Hedging of Financial Debt (Fair value hedge) | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	337	716	1,075
Fair value | Financial instruments related to financing and operational activities | Hedging of Financial Debt (Fair value hedge) | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	172	41	220
Fair value | Financial instruments related to financing and operational activities | Cash flow hedge
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	281	133	153
Fair value | Financial instruments related to financing and operational activities | Cash flow hedge | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	269	129	144
Fair value | Financial instruments related to financing and operational activities | Cash flow hedge | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	12	4	9
Fair value | Financial instruments related to financing and operational activities | Available for sale
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,777	1,199	1,241
Fair value | Financial instruments related to financing and operational activities | Available for sale | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,727	1,133	1,241
Fair value | Financial instruments related to financing and operational activities | Available for sale | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	50	66
Fair value | Financial instruments related to financing and operational activities | Held for trading
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,301	2,582	3,491
Fair value | Financial instruments related to financing and operational activities | Held for trading | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	73	63
Fair value | Financial instruments related to financing and operational activities | Held for trading | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,977	2,425	3,379
Fair value | Financial instruments related to financing and operational activities | Held for trading | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 251	$ 94	$ 112